Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis of presentation
Basis of presentation

2.           Basis for presentation

2.1         Statement of compliance and authorization of financial statements

The consolidated financial statements of Ecopetrol and its subsidiaries as of December 31, 2021, and 2020 and for each of the three years in the period ended December 31, 2021, 2020, and 2019 have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

Accounting policies described in Note 4 have been applied consistently in all years presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of Ecopetrol on April 25, 2021.

2.2         Basis for consolidation

The consolidated financial statements were prepared by consolidating all companies set out in Exhibit 1, which are those over which Ecopetrol exercises direct or indirect control. Control is achieved when the Ecopetrol Business Group:

●	has power over the investee (including rights to manage relevant activities);
●	is exposed, or has the rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its operational returns. This instance occurs when the Ecopetrol Business Group has less than a majority of the voting rights of an investee, and it still has the power over the investee to provide it with the practical ability to direct the relevant activities of the investee unilaterally. The Ecopetrol Business Group considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient or not to give it power, including:
a)	the percentage of the Ecopetrol Business Group’s voting rights relative to the size and apportionment of the shares of other vote holders;
b)	potential voting rights held by the Ecopetrol Business Group, other vote holders or other parties;
c)	rights arising from other contractual arrangements; and
d)	any additional facts and circumstances that indicate that the Ecopetrol Business Group has, or does not have, the current ability to direct the relevant activities, at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows relating to transactions between entities of the Ecopetrol Business Group were eliminated on consolidation. Unrealized losses are also eliminated. Non–controlling interest represents the proportion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The following subsidiaries had changes in the Group:

2021

Acquisition of Interconexión Eléctrica S.A. E.S.P.

On August 20, 2021, the Ecopetrol acquired 51.4% of the outstanding shares of Interconexión Eléctrica S.A. E.S.P. (ISA), thus obtaining control of the company. See Note 12.

As of December 2021, ISA is a Multi-Latin business group with operations in the electric power transmission, toll roads concessions, and telecommunications businesses, through 50 subsidiaries, 11 joint ventures and 1 associate, in 6 countries in South and Central America. See the subsidiaries in Exhibit 1.

Divestment of Ecopetrol Energía S.A.S. E.S.P.

As a result of the acquisition of ISA and considering the regulatory restrictions, the inter-administrative contract signed for the purchase between Ecopetrol, and the Ministry of Finance and Public Credit includes a clause committing the divestment of Ecopetrol Energía S.A.S. E.S.P. The transactions of this company are not material to the consolidated financial statements.

New companies in Singapore

On July 1, 2021, the constitution of Ecopetrol Singapore Pte Ltd. was concluded, in which Ecopetrol directly owns 100% of its share capital. This subsidiary owns 100% of the share capital of Ecopetrol Trading Asia Pte Ltd., whose main purpose is the international commercialization of crude and refined products of the Ecopetrol Business Group and of third parties in Asia. Both companies are domiciled in Singapore.

2020

ECP Oil and Gas Germany GmbH

The liquidating agency for ECP Oil and Gas Germany GmbH submitted the report and the liquidation balance on December 11, 2020. Therefore, the company is no longer part of Ecopetrol Business Group from the date above on.

Bioenergy S.A.S and Bioenergy Zona Franca S.A.S.

On June 24, 2020, the Superintendence of Companies issued the liquidation orders decreeing on the termination of the reorganization process and the opening of the judicial liquidation process of Bioenergy S.A.S and Bioenergy Zona Franca S.A.S. The latter process will be carried out according to the law on business insolvency – Act 1116/2006, and under the direction of the aforementioned Superintendence. Consequently, as of this date Ecopetrol Business Group does not have control over these companies, and they are no longer part of the consolidated figures. As a result, reduction of net assets was recognized due to the loss of control with an impact on the results of the Business Group for $65,570. The Group does not recognize additional liabilities related to these companies.

2019

Additional ownership interest in Invercolsa

In November 2019, Ecopetrol obtained an additional 8.53% ownership interest in Invercolsa, through the Supreme Court of Justice final ruling stating that Mr. Fernando Londoño’s attempt to acquire Invercolsa’s shares owned by Ecopetrol was not valid. As a result, Ecopetrol obtained control of Invercolsa, with a total ownership interest of 51.88%. No consideration was paid for the shares obtained because of the judicial ruling.

The subsidiaries that started being consolidated because of obtaining control of Invercolsa are as follows:

●	Inversiones de Gases de Colombia S.A., whose main corporate purpose is to hold investments in companies associated with activities in the energy sector; the exploration, exploitation, refining, transformation, transport, distribution and sale of hydrocarbons and their derivatives in the national territory; and to encourage the establishment of new companies and to hold shares or corporate interests therein.
●	Alcanos de Colombia S.A. E.S.P., whose main corporate purpose is to provide fuel gas to homes in Neiva and throughout Colombia; to construct and operate gas pipelines, distribution networks, regulation, measurement and compressor stations and any works undertaken necessary for the management and commercialization of public services.
●	Metrogas de Colombia S.A. E.S.P., whose main corporate purpose is to commercialize and distribute fuel gas; to explore, store, use, transport, refine, purchase, sell and distribute hydrocarbons and their derivatives in all their forms and representations.
●	Gases del Oriente S.A. E.S.P., whose main corporate purpose is to provide fuel gas to homes by distributing gas and performing all activities complementary to the provision thereof.
●	Promotora de Gases del Sur S.A. E.S.P., whose main corporate purpose is to promote the affiliation of national or foreign capital, public or private and to achieve the gas massification project in the Huila department, through a gas pipeline from the Neiva municipality to the Hobo municipality.
●	Gasoducto de Oriente S.A., whose main corporate purpose is to design and construct hydrocarbon production and treatment plants, such as gas pipelines, oil pipelines and others, as well as to invest in projects related thereto.
●	Combustibles Líquidos de Colombia S.A. E.S.P., whose main corporate purpose is to commercialize wholesale fuel gas, to distribute LPG to homes and to carry out complementary activities to this distribution, as well as to store, transport, package, distribute and sell LPG.

New companies in the United States of America

In July 2019, two companies were incorporated to enable the operation between Ecopetrol and Occidental Petroleum Corp. (OXY), whereby it was agreed to form a Joint Operation to execute a joint plan for the development of Unconventional Deposits in the Texas Permian Basin.The two companies incorporated were the following:

●	Ecopetrol USA Inc., whose corporate purpose is to participate in any lawful act or activity for which corporations may be organized under the General Corporation Law of Delaware.
●	Ecopetrol Permian LLC., whose corporate purpose is to carry out any or all lawful businesses for which limited liability companies can be organized in accordance with the Delaware Limited Liability Companies Act.

New companies in Mexico

Two companies in Mexico were incorporated to provide administrative and technology services to Ecopetrol México. The two companies created were: Topili Servicios Administrativos S. de R.L. de C.V. and Kalixpan Technical Services S. de R.L. de C.V.

2.3          Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities that are measured at fair value through profit or loss and/or changes in other comprehensive income at the end of each reporting period, as explained in the accounting policies included below.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

The fair value is the price that would be received from selling an asset or that would be paid for transferring a liability among market participants, in an orderly transaction, on the date of measurement. When estimating the fair value, the Ecopetrol Business Group uses assumptions that market participants would use for pricing an asset or liability at current market conditions, including risk assumptions, which maximize the value (highest and best use) of the asset or liability.

2.4         Functional and presentation currency

The consolidated financial statements are presented in Colombian Pesos, which is the Ecopetrol’s functional currency. For each Ecopetrol Business Group entity, its functional currency is determined based of the main economic environment where it operates.

The statements of profit or loss, and cash flows of subsidiaries with functional currencies different from Ecopetrol’s functional currency are translated at the exchange rates on the dates of the transaction or based on the monthly average exchange rate. Assets and liabilities are translated at the closing exchange rate, and other equity items are translated at exchange rates at the time of the transaction. All resulting exchange differences are recognized in other comprehensive income. On disposal of all or significant part of a foreign operation, the cumulative translation adjustment related to the foreign operation is reclassified to profit or loss.

The financial statements are presented in Colombian pesos rounded up to the closest million unit (COP$ 000,000) except when otherwise indicated.

2.5         Foreign currency

Transactions in foreign currencies are initially recorded by the Ecopetrol Business Group’s entities at their respective functional currency spot rates at the transactions date. Monetary items denominated in foreign currencies are translated at the functional currency spot rates prevailing at the reporting date. Differences arising on settlement, or translation, or monetary items are recognized in profit or loss, in financial results, net, except those resulting from the conversion of loans and borrowings designated as cash flow hedges or net investment in a foreign operation hedge, which are recognized in other comprehensive income within equity. When the hedged item affects the financial results, exchange differences accumulated in equity are reclassified to profit or loss as part of operating results.

Non–monetary items measured at fair value that are denominated in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined. The gain or loss arising on translation of non–monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item.

2.6         Classification of assets and liabilities as current and non–current

The Ecopetrol Business Group presents assets and liabilities in the consolidated statement of financial position based on whether assets are classified as current or non–current.

An asset or liability is classified as current when:

●	It is expected to be realized or intended to be sold or consumed (or expected to be settled, in the case of liabilities) in the ordinary course of business;
●	Held mainly for the purpose of trading;
●	Expected to be realized (or to be settled, in the case of liabilities) within twelve months after the reporting period; or
●	In the case of the assets, it is cash or a cash equivalent, unless the exchange of such asset or liability is restricted or to be used to settle a liability at least twelve months after the reporting period; or
●	In the case of a liability, there is no unconditional right to defer settlement of the liability until at least twelve months after the reporting period.

Other assets and liabilities are classified as non–current.

Deferred tax assets and liabilities are classified as non–current assets and liabilities.

2.7         Earnings per share

Basic earnings per share is calculated by dividing the profit for the year attributable to equity holders of Ecopetrol, the parent company, by the weighted average number of ordinary shares outstanding during the year. There is no potential dilution of shares.

2.8         Considerations and effects of Covid-19

Adverse impacts continue to evolve globally and domestically, and it is difficult to predict their ramifications. The COVID-19 pandemic forced companies to deal with the crisis not only by taking timely actions to protect the health and safety of their employees and ensure the continuity of operations, sales of products and service provision, but also to reflect in-depth about previously established goals, the impact of the pandemic on mid-term and long-term choices and the creation of new strategic plans.

Throughout the pandemic of Covid-19, the Ecopetrol Business Group has taken the measures to ensure the sustainability of the business, prioritizing the opportunities for cash generation with better equilibrium prices, maintaining growth dynamics with a focus on executing strategic asset development plans, and preserving the value of assets through investments that provide reliability, integrity, and continuity to the current operation in refineries, transportation systems, and production fields.

In 2021, the Ecopetrol Business Group executed the vaccination program for its employees through the mechanism called “Empresarios por la Vacunación”, led by the National Association of Business of Colombia (ANDI), in accordance with the regulations issued by the National Government. In this way, the business sector contributed to speeding up vaccination against Covid-19 and advancing in a safer way of working.

Throughout the year, Ecopetrol also participated in a program for country support, focused on economic reactivation in sustainable development projects. This plan contemplates the execution of resources for social investment against Covid-19 in the areas of operations and communities from areas of influence in Colombia.

The Ecopetrol Business Group will continue monitoring the evolution of the Covid-19 pandemic and the markets, reviewing the indicators of impairment of non-current assets and investments in companies, the behavior of accounts receivables, fair value measurements of financial assets, changes in operating income, reserve levels, among others.

Regarding the oil and gas industry, the behavior of the prices of crude oil and products during the year 2021 showed a recovery due to factors such as i) the efforts of the Organization of Petroleum Exporting Countries (OPEC) to keep the market balanced, ii) the progress of vaccination campaigns in several countries around the world, iii) the strengthening of the demand for fuels, driven by the economic recovery, once the peaks of COVID-19 in Colombia had been overcome and iv) the elimination of restrictions on international routes. Such factors shaped the expectations of a sustained recovery.

On the other hand, ISA’s business did not incur in any significant negative effect on service revenues, considering its business nature, management, and hedging policy. ISA has identified and analyzed, for each business unit, impacts on operations and maintenance, execution of projects and procurement as well as the possible impacts on expected growth and business models.

The Ecopetrol Group is subject to mandatory protocols to be able to return to day-to-day activities and mitigate and adequately manage the COVID-19 situation. Considering the spread of coronavirus, the Ministry of Health and Social Protection (Ministerio de Salud y Protección Social) issued Resolution 777 of June 2, 2021, adopting the general biosecurity protocol to mitigate, control and perform the adequate management of COVID-19.

The protocol, which is applicable to all economic and social activities, include: training direct employees and contractors hired by means of services agreements or those for the execution of a specific task about the measures indicated in the biosecurity protocol; implementing the actions that will allow to guarantee the continuity of the activities and the integral protection; adopting administrative control measures for reducing exposure, such as flexible shifts and working schedules, as well as encouraging work from home; incorporating in the official communication channels and attention centers information related to selfcare, prevention, propagation and attention of COVID-19; requesting assistance and technical assessment from the Occupational Risks Insurance Company to verify the measures adopted to their different activities; implementing special protocols for cleaning and disinfection of the facilities; modifications to the workspace to comply with social distancing and comply with the requirements of personal hygiene; use virtual content to strengthen skills and communicate with employees; creating return to work strategies including employees vaccinated and those who decide not to get inoculated, among others.

Additionally, other activities were implemented by the Ecopetrol Business Group to define preventive and protective actions, such as validation protocols with epidemiologists, international benchmarking to share experiences with other companies that are in similar situations, and human factors evaluations with psychologists.

These or similar measures were also adopted in other countries where the Ecopetrol Business Group operates, in accordance with the local regulations.

In the event home office mode is to be imposed indefinitely, we will have to comply with the requirements for teleworking modality established on Law 1221 of 2008 and Decree 884 of 2012. For the adoption of these protocols, we may be required to incur additional costs and expenses to allocate funds to industrial safety and health compliance under Colombian law.

2.9        Conflict Russia - Ukraine

After weeks of intense tensions between Russia and Ukraine, as well as with the West, on February 24, 2022, Russia launched a full-scale military invasion of Ukraine.  This war has increased volatility in the capital markets and has caused many commodities to rise due to supply risk (Brent crude oil prices have reached levels above 100 USD per barrel and natural gas prices in Europe have exceeded 30 USD/mmbtu).

The ability of Ecopetrol to access international and local capital markets and finance operations and potentially refinance the debt maturities on terms acceptable to Ecopetrol could be adversely affected due to the volatility in prices in the oil and gas sector, the escalation of the military conflict between Ukraine and Russia, the disruptions on Russia’s energy exports as a result of sanctions, the global economy impacts due to energy supply shocks, the potential impacts on demand of further lockdowns or outbreaks of COVID-19, the lack of consensus among OPEC+ members, the political uncertainty in the region, the discovery of corruption by governments and private companies in emerging markets and further geopolitical disruptions in the world, which could involve developed countries, and in turn could worsen risk perception with respect to the emerging markets, or the occurrence of any of the risks described in the section Risk Review—Risk Factors—Risks Related to Our Business of the annual report in Form 20-F. These conditions, along with significant write-offs in the financial services sector and the re-pricing of credit risk, can make it difficult for us to obtain funding for our capital needs on favorable terms. Our cost and ability to obtain capital might be affected as well if the creditors of Ecopetrol and potential investors believe that we are not actively responding to the new low carbon economy, integrating TESG considerations in the operation and management, addressing risks related to climate change and energy transition, and meeting TESG targets; considering further the evolving restrictions to invest in pure fossil fuels companies announced by certain investors worldwide.